Non-operating expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Operating Expenses - Schedule of Non-Operating Expenses

Non-operating expenses consisted of the following:

	12 months ended December 31,
USD'000	2022	2021	2020
Foreign exchange losses	383	—	728
Financial charges	1	1	1
Interest expense	250	—	—
Other	4	95	20
Total non-operating expenses	638	96	749
Non-operating expenses consisted of the following:

	12 months ended December 31,
USD'000	2021	2020
Foreign exchange losses	—	728
Financial charges	1	1
Other	95	20
Total non-operating expenses	96	749

SEALS Corp
Non-Operating Expenses - Schedule of Non-Operating Expenses

Non-operating expenses consisted of the following:

	Unaudited 6 months ended June 30,
USD'000	2023	2022
Foreign exchange losses	253	111
Financial charges	2	1
Interest expense	52	—
Other	6	1
Total non-operating expenses	313	113